Stock Options and Other Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock options activity
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA Options granted to QVC employees and officers as of and during the year ended December 31, 2013 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000s)	Weighted average remaining life (years)
Outstanding at January 1, 2013	14,741,992	14.53	75,897	4.6
Granted	4,187,768	21.08
Exercised	(2,776,282)	10.19
Forfeited	(515,339)	15.87
Outstanding at December 31, 2013	15,638,139	17.01	192,975	4.4
Exercisable at December 31, 2013	5,932,895	13.44	94,400	3.2
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA Options granted to QVC employees and officers as of and during the year ended December 31, 2013 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000s)	Weighted average remaining life (years)
Outstanding at January 1, 2013	220,606	58.80	1,977	4.6
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2013	220,606	58.80	14,072	3.6
Exercisable at December 31, 2013	71,554	58.80	4,564	2.6

Schedule of stock options valuation assumptions
During the years ended December 31, 2013, 2012 and 2011, the fair value of each LINTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

	2013	2012	2011
Weighted average expected volatility	38.3%	41.9%	44.8%
Expected term (years)	6.2	5.2	5.9
Risk free interest rate	1.1%	0.8%	1.2%-2.5%
Expected dividend yield	—	—	—
During the year ended December 31, 2012, the fair value of each LVNTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

2012
Weighted average expected volatility	49.9%
Expected term (years)	4.9
Risk free interest rate	0.6%
Expected dividend yield	—

Schedule of restricted stock activity
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA restricted shares granted to QVC employees and officers as of and during the year ended December 31, 2013 is presented below:

	Restricted Shares	Weighted average grant date fair value
Outstanding at January 1, 2013	1,454,148	12.75
Granted	450,140	21.44
Lapsed	(608,490)	9.81
Forfeited	(81,336)	16.25
Outstanding at December 31, 2013	1,214,462	18.01
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA restricted shares granted to QVC employees and officers as of and during the year ended December 31, 2013 is presented below:

	Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	65,542	31.75
Granted	—	—
Lapsed	(30,007)	23.64
Forfeited	(3,456)	37.84
Outstanding at December 31, 2013	32,079	38.68